Other Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 41,268	$ 29,721
Accrued mask, mold fees and other expenses for RD [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	8,816	7,503
Accrued software maintenance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,004	891
Accrued payroll and related expenses [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	9,461	6,958
Accrued professional service fee [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	1,050	923
Accrued warranty costs [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	40	48
Accrued insurance, welfare expenses, etc. [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	9,568	10,590
Sales received in advance [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	603	1,193
Payable For Purchases Of Building And Equipment Member [Member]
Other Accrued Expenses and Liability [Line Items]
Other accrued expenses and other current liabilities	$ 10,726	$ 1,615